INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OPERATING
Profit from continuing operations before income taxes	$ 274,332	$ 82,732
Loss from discontinued operations before income taxes		(2,948)
Profit before income taxes	274,332	79,784
Items not affecting cash
Amortization and depreciation	4,487	7,352
Share-based compensation expense	610	692
Financing charges, non-cash portion	2,180	5,561
Unrealized gain in fair value of derivative instruments and other	(292,137)	(77,349)
Net change in working capital balances	26,468	(8,641)
Liabilities subject to compromise	(15,801)
Adjustment for discontinued operations, net		3,920
Income taxes paid	(1,453)	(670)
Cash inflow (outflow) from operating activities	(1,314)	10,649
INVESTING
Purchase of property and equipment	(71)	(16)
Purchase of intangible assets	(1,738)	(1,670)
Cash outflow from investing activities	(1,809)	(1,686)
FINANCING
Proceeds from DIP Facility	31,425
Repayment of long-term debt	(796)	(1,651)
Credit facilities withdrawal (Payments)	(56,143)	9,867
Share swap payout		(21,488)
Leased asset payments	(720)	(1,081)
Cash outflow from financing activities	(26,234)	(14,353)
Effect of foreign currency translation on cash balances	(2,361)	(697)
Net cash inflow (outflow)	(31,718)	(6,087)
Cash and cash equivalents, beginning of period	215,989	26,093
Cash and cash equivalents, end of period	184,271	20,006
Supplemental cash flow information:
Interest paid	$ 10,733	$ 12,934